Supplemental information	12 Months Ended
Dec. 31, 2021
Disclosure Of Supplemental Information Regarding Consolidated Statements Of Operations [Abstract]
Supplemental information

23. Supplemental information

a) Supplemental information regarding the consolidated statements of operations

i) Government assistance

For the years ended December 31, 2021 and 2020, the Company recognized, government grants in connection with the Canada Emergency Wage Subsidy program and the Canada Emergency Rent Subsidy program, two subsidies program created by the Government of Canada in 2020 in response to the COVID-19 pandemic that the Company benefits from. Following the sale of its plasma-derived business in the middle of the second quarter of 2021, the Company was no longer eligible to these programs.

The Company also recognized research and development tax credits during the years ended December 31, 2021 and 2020. These grants were recorded as a reduction of salary expenses and other related charges and are recognized as follows in the consolidated statement of operations:

Year ended December 31	2021	2020	2019
Government grants recognized in research and development expenses, continuing operations:
Salary subsidy	$372	$1,017	$—
Rent subsidy	140	108	—
Research and development tax credits	124	426	572
	$636	$1,551	$572
Government grants recognized in administration expenses, continuing operations:
Salary subsidy	$325	$1,457	$—
Rent subsidy	86	63	—
	$411	$1,520	$—
Government grants recognized in loss from discontinued operations:
Salary subsidy	$2,502	$4,758	$—
Rent subsidy	682	426	—
Research and development tax credits	116	1,332	—
	$3,300	$6,516	$—

ii) Finance costs

Year ended December 31	2021	2020	2019
Interest accretion on long-term debt	$4,388	$2,209	$7,874
Amortization of fees for credit facility	—	—	10
Financing fees on warrant liability	—	709	—
Interest expense on provisions	90	—	—
Other interest expense, transaction and bank fees	413	485	594
Interest expense on lease liabilities	3,754	6,030	7,068
Interest income	(73)	(451)	(753)
	$8,572	$8,982	$14,793

The table above includes financing costs from continuing and discontinued operations. Financing costs from discontinued operations for the years ended December 31, 2021, 2020 and 2019 were $2,242, $6,083 and $7,926, respectively, and mainly represented interest expense on lease liabilities (note 6).

iii) Employee compensation expense

Year ended December 31	2021	2020	2019
Wages and salaries	$19,731	$32,410	$48,846
Employer's benefits	3,201	5,443	8,263
Share-based payments expense	4,252	6,234	22,030
	$27,184	$44,087	$79,139

The table above includes employee compensation expense from continuing and discontinued operations. Employee compensation expenses from discontinued operations for the year ended December 31, 2021, 2020 and 2019 were $9,958, $23,146 and $40,536, respectively.

b) Information by geographic area

i) Capital, intangible and right-of-use assets by geographic area

	2021	2020
Canada	$10,041	$28,231
United Kingdom	567	2,092
United States	—	12,517
	$10,608	$42,840

ii) Revenues by location from continuing operations

	2021	2020	2019
Canada	78	152	170
United Kingdom	565	572	575
	$643	$724	$745

Revenues are attributed to countries based on the location of the third party.